Income Taxes (Income Tax Benefit (Expense)) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Taxes
Current	¥ 0	$ 0	¥ 0	¥ 0
Deferred	(6,018)	(944)	6,115	(2,325)
Total	¥ (6,018)	$ (944)	¥ 6,115	¥ (2,325)